Employee separation charges	12 Months Ended
Dec. 31, 2012
Employee separation charges [Abstract]
Employee separation charges
Employee separation charges

Separation charges for 2012, 2011 and 2010 were $94 million, $112 million and $33 million, respectively, and were recognized in Other operating (income) expenses in Statement 1.  The separation charges in 2012 were primarily related to the closure of the Electro-Motive Diesel facility located in London, Ontario and separation programs in Europe. The separation charges in 2011 were primarily related to the acquisition of Bucyrus.  The separation charges in 2010 were primarily related to the streamlining of our corporate structure in 2010.

Our accounting for separations was dependent upon how the particular program was designed.  For voluntary programs, eligible separation costs were recognized at the time of employee acceptance.  For involuntary programs, eligible costs were recognized when management had approved the program, the affected employees had been properly notified and the costs were estimable.

In 2012, the majority of separation charges were assigned primarily to the Power Systems segment. The majority of separation charges were assigned primarily to Resource Industries in 2011.  The majority of separation charges in 2010, including cash severance payments, pension and other postretirement benefit costs and stock-based compensation costs, were not assigned to operating segments.

The following table summarizes the 2010, 2011 and 2012 separation activity:

(Millions of dollars)	Total
Liability balance at December 31, 2009	$49
Increase in liability (separation charges)	33
Reduction in liability (payments and other adjustments)	(60)
Liability balance at December 31, 2010	$22
Increase in liability (separation charges)	112
Reduction in liability (payments and other adjustments)	(44)
Liability balance at December 31, 2011	$90
Increase in liability (separation charges)	94
Reduction in liability (payments and other adjustments)	(155)
Liability balance at December 31, 2012	$29

The remaining liability balances as of December 31, 2012 represent costs for employees that have either not yet separated from the Company or their full severance has not yet been paid.  The majority of these remaining costs are expected to be paid in 2013.